Income Taxes - Schedule of Reconciliation of Expected Income Taxes (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax at federal income tax rate					$ 424	$ 68
State provision					(23)	(15)
Foreign tax differential					(2)	13
Change in valuation allowance					(429)	(20)
Permanent items					3	(3)
Other						21
Total Provision	$ (15)		$ 4	$ (11)	$ (27)	$ 64